Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cash flows [abstract]
Cash flows
31. Cash flows
Cash flows from operating activities for the six months ended June 30, 2024, and 2023, are as follows:

		(Unit: USD)
Classification	For the six months ended 2024	For the six months ended 2023
a. Net profit(loss)	(9,290,790)	452,251
b. Adjustment	4,510,066	2,785,141
Corporate tax benefit	—	20,081
Depreciation	351,025	372,351
Amortization	32,486	930,576
Bad debt	2,085,905	—
Other allowance for other receivables and prepayments	(203,265)	—
Stock compensation costs	442,621	411,384
Defined benefit expense	245,268	198,499
Interest expense	2,041,338	846,257
Loss on foreign currency translation	23,018	34,555
Product warranty expense	10,719	4,198
Loss from disposal of Intangible Assets	3	—
Interest income	(24,356)	(14,926)
Gain from equity method	—	(6,634)
Gain from foreign currency translation	(401,539)	(11,109)
Gain from disposition of tangible assets	(1,121)	(91)
Gain from fair value of derivative warrant liabilities	(78,211)	—
Reversal of allowance for doubtful accounts	(13,825)	—
c. Changes in working capital	773,572	(8,822,275)
Decrease (increase) in trade receivables	(7,439,088)	(8,317,588)
Decrease (increase) in other receivables	14,233	311,226
Decrease (increase) in accrued income	5,907	(1,616)
Decrease (increase) in advance payments	(316,688)	(1,225,046)
Decrease (increase) in prepaid expenses	(71,277)	(4,130)
Decrease (increase) in inventory	635,251	(930,403)
Decrease (increase) in non-current accounts receivable	(876,843)	(1,791,250)
Increase (decrease) in trade payables	515,628	(309,814)
Increase (decrease) in Non-trade Payables	3,265,745	3,329,440
Increase (decrease) in Withholdings	19,567	3,034
Increase (decrease) in value added tax withheld	14,526	10,654
Increase (decrease) in advance income	144,248	142,132
Increase (decrease) in Accrued Expenses	5,104,289	143,793
Increase (decrease) in value added tax receivable	(4,904)	(11,000)
Increase (decrease) in Non-current Non-trade Payables	142,097	(26,762)

		(Unit: USD)
Classification	For the six months ended 2024	For the six months ended 2023
Payment of severance	(370,975)	(141,087)
Change in Product warranty provision	(8,144)	(3,858)

Cash flows generated from operating activities	(4,007,152)	(5,584,883)

Significant transactions without cash inflows and outflows for the six months ended June 30, 2024 and 2023 are as follows:

		(Unit: USD)
Classification	For the six months ended 2024	For the six months ended 2023
Debt conversion	532,779	3,287,297
Total	532,779	3,287,297

31. Cash flows
Cash flows from operating activities for the year ended December 31, 2023, and 2022, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
a. Net loss	(76,985,584)	(7,892,168)	(60,387,182)
b. Adjustment	44,407,435	12,140,195	47,194,223
Corporate tax benefit	2,861,079	(1,511,696)	(3,599,507)
Depreciation	756,117	1,357,987	1,786,378
Amortization	1,847,358	1,457,310	1,792,358
Bad debt	2,427,642	46,005	15,395,091
Other bad debt	4,865,907	436,674	10,026,952
Stock compensation costs	2,532,821	687,888	277,638
Defined benefit expense	393,583	286,421	283,482
Interest expense	2,466,266	45,858	1,777,845

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Loss on disposal of inventory	214,378	5,877,549	8,415,311
Loss on foreign currency translation	127,190	133,181	78,602
Loss on valuation of equity method	—	535,268	1,518,115
Product warranty expense	29,637	5,503	33,573
Loss on raw material fair value evaluation	—	—	223,457
Loss on intangible assets impairments	4,070,331	3,902,589	564,563
Miscellaneous loss	—	(125,478)	7,652
R&D expenses	—	—	329,831
Loss on disposal of investment shares in subsidiaries	—	—	13,318,419
Loss from disposal of Intangible Assets	1,912	—	—
Loss on equity method investment Impairment	2,683,019	—	—
Loss from valuation of CB	103,342	—	—
Loss on tangible assets impairments	19,004	—	—
Change in fair value of derivative warrant liabilities	504,587	—	—
Reverse Acquisition Expense	18,736,326	—	—
Interest income	(13,671)	(54,931)	(292,769)
Gain from discharge of indebtedness	—	(4,079,520)	(3,694,237)
Gain from equity method	—	—	(171,147)
Gain from foreign currency translation	(78,600)	(74,596)	(794,360)
Gain from disposition of tangible assets	(4,682)	3,246,343	(7,203)
Gain from disposal of available-for-sale securities	—	—	(75,821)
Reversal of allowance for doubtful accounts	(136,111)	(32,160)	—
c. Changes in working capital	23,654,519	(9,624,762)	7,084,315
Decrease (increase) in trade receivables	(5,874,476)	4,048,195	3,452,691
Decrease (increase) in other receivables	238,287	(150,198)	(126,488)
Decrease (increase) in accrued income	(1,540)	161,931	454,728
Decrease (increase) in advance payments	251,324	1,503,205	(871,377)
Decrease (increase) in prepaid expenses	(373,039)	60,106	2,866

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021

Decrease (increase) in inventory	602,700	(3,319,449)	(1,230,342)
Decrease (increase) in non-current accounts receivable	—	639,402	372,898
Increase (decrease) in trade payables	(1,206,844)	(1,664,819)	(446,568)
Increase (decrease) in Non-trade Payables	22,381,641	(4,238,255)	5,342,932
Increase (decrease) in Withholdings	6,420	(180,093)	100,901
Increase (decrease) in value added tax withheld	4,325	203,344	(33,197)
Increase (decrease) in advance income	182,951	(4,653,820)	50,436
Increase (decrease) in Accrued Expenses	(51,069)	(2,110,114)	394,142
Increase (decrease) in government subsidy	—	—	(5,309)
Increase (decrease) in value added tax receivable	—	476,197	815
Increase (decrease) in Non-current Non-trade Payables	7,690,592	(106,709)	(57,035)
Payment of severance	(162,922)	(293,685)	(316,557)
Changes in retirement planned assets	—	—	(1,221)
Change in Product warranty provision	(33,831)	—	—

Cash flows generated from operating activities	(8,923,630)	(5,376,735)	(6,108,644)

Significant transactions without cash inflows and outflows for the year ended
December
31, 2023, and 2022 are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021

Debt conversion	5,747,682	3,017,247	8,411,278
Conversion of convertible bonds	—	6,012,570	17,407,314
Conversion of shares in connection with the SPAC merger	20,228,171	—	—

Total	25,975,853	9,029,817	25,818,592